Prepaid expenses and accrued income (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid expenses and accrued income [Abstract]
Prepaid expenses and accrued income
	As of December 31,
In CHF thousands	2021	2020
Prepaid expenses	3,015	3,954
Accrued income	975	1,591
Total	3,990	5,545